1. GENERAL INFORMATION AND GROUP STRUCTURE	12 Months Ended
Dec. 31, 2020
General Information And Group Structure
GENERAL INFORMATION AND GROUP STRUCTURE

NOTE 1: GENERAL INFORMATION AND GROUP STRUCTURE

1.1 General information of the Company

The Company is a fully integrated power company in Argentina, which directly and through its subsidiaries, participates in the electric energy and gas value chains.

In the generation segment, the Company, directly and through its subsidiaries and joint ventures, has a 4,955 MW installed capacity, which represents approximately 12% of Argentina’s installed capacity, and is the second largest independent generator in the country. Additionally, the Company is currently undergoing a process to expand its capacity by 295 MW.

In the distribution segment, the Company has a controlling interest in Edenor, the largest electricity distributor in Argentina, which has more than 3.2 million customers and a concession area covering the Northern part of the City of Buenos Aires and Northwestern Greater Buenos Aires. On account of the execution of the contract for the sale of the 51% interest in Edenor (see detail in Note 5.3.1), all Edenor’s assets and liabilities have been classified as held for sale as of December 31, 2020, and the associated results and cash flows, for each of the years ended December 31, 2020, 2019 and 2018, are disclosed under discontinued operations.

In the oil and gas segment, the Company develops an important activity in gas and oil exploration and production, with operations in 13 production areas and 5 exploratory areas reaching a production level of 6.9 million m3/day of natural gas and 4,400 barrels/day of oil equivalent for oil in Argentina, as of December 31, 2020. Its main natural gas production blocks are located in the Provinces of Neuquén and Río Negro. The results and cash flows for 2018 associated with the divestment mentioned in Note 5.3.2 are disclosed under discontinued operations.

In the petrochemicals segment, operations are located in the Republic of Argentina, where the Company operates three high-complexity plants producing styrene, synthetic rubber and polystyrene, with a domestic market share ranging between 85% and 98%.

Finally, through the holding and others segment, the Company participates in the transmission and gas transportation businesses. In the transmission business, the Company jointly controls Citelec, which has a controlling interest in Transener, a company engaged in the operation and maintenance of a 21,090 km high-voltage electricity transmission network in Argentina with an 85% share in the Argentine electricity transmission market. In the gas transportation business, the Company jointly controls CIESA, which has a controlling interest in TGS, a company holding a concession for the transportation of natural gas with 9,231 km of gas pipelines in the center, west and south of Argentina, and which is also engaged in the processing and sale of natural gas liquids through the Cerri Complex, located in Bahía Blanca, in the Province of Buenos Aires. Besides, the Company owns a 28.5% direct interest in Refinor, which has a refinery with an installed capacity of 25.8 kb of oil per day and 91 gas stations. Additionally, the segment includes advisory services provided to related companies.

The results and cash flows for 2018 associated with the divestment of the main assets of the refining and distribution segment mentioned in Note 5.3.3 are disclosed under discontinued operations in the Holding and others segment.

1.2	Economic context in which the Company operates

The Company operates in a complex economic context which main variables have recently suffered significant volatility both in the domestic and international spheres.

The outbreak of the COVID-19 pandemic in March 2020 caused by the Coronavirus has brought about several consequences globally.

Most governments around the world, including the Argentine Government, implemented drastic measures to contain the spread of the virus, including, but not limited to, the closure of borders and the mandatory lockdown of the population, halting non-essential economic activities and generating a pronounced decrease in the economic activity and production levels. As a result, most governments implemented a series of tax aid measures to sustain the income of part of the affected population, mitigate the risk of disruptions in payment chains and avoid financial crises.

Globally, as from the month of May, a gradual lockdown easing process started; however, some countries experienced a new increase in infection levels, which led to the temporary reimplementation of some measures.

In Argentina, the social, preventive and mandatory lockdown measures decreed by the Federal Government as from March 20, 2020 have affected the power industry, mainly in the second and third quarters of 2020, as detailed below:

-	As regards the electric power generation market, in the second and third quarters of 2020 the SADI’s net demand for electricity decreased by 5.7% and 2.0% compared to the same periods of 2019, mainly due to the lower industrial and commercial activity resulting from the social lockdown. Furthermore, the tariff freeze and the social lockdown have generated delays in the electricity distribution company’s payment chain, added to deferrals in the National Treasury contributions, as a result of which CAMMESA has recorded a growing delay in payment terms to generation and hydrocarbon producers, reaching a maximum of 45 days in July 2020. Additionally, the SE instructed CAMMESA to suspend the automatic adjustment mechanism for the spot remuneration set by SE Resolution No. 31/20.
-	As regards the gas sector, in the second and third quarters of 2020 gas production recorded a 9.0% and 10.2% year-on-year decrease, respectively, due to the restraining effects of the social, preventive and mandatory lockdown, combined with a higher efficiency of power generation facilities as a result of the renewable and thermal energy installed over the last three years. The average price of gas at wellhead in the second and third quarters of 2020 amounted to US$2.2 and US$2.4 per MMBTU, respectively, experiencing an approximate 35% decrease compared with the same periods of 2019. This decrease is mainly due to the lower prices tendered at CAMMESA’s monthly calls, the lower industrial activity and the diluting effect of inflation on the price of gas sold to distributors.
-	The economic recession caused by the spread of COVID-19, the significant decline in the demand for fuels and the disagreement between producers that are members of the Organization of Oil Exporting Countries (“OPEC”) and non-OPEC (“OPEC+”) producers resulted in a supply and storage crisis of such magnitude that the oil market was greatly impacted. The WTI showed a record drop, reaching -37.63 US$/bbl, whereas the Brent price fell below 20 US$/bbl. After the cutbacks on supply implemented by the OPEC and the OPEC+ and the gradual easing of lockdown measures attempted by several countries, a recovery trend was evidenced in the listings of crude oil and its derivatives, with the Brent crude oil showing a sustained quotation above 40 US$/bbl as from mid-June. Even though domestic oil prices use international values as benchmarks, they have experienced a strong decline as a result of the collapse in demand. In this sense, on May 18, 2020, the Federal Government set a support price of 45 US$/barrel for the domestic production. However, this support price was suspended as a result of the increase in the Brent reference price. (see Note 2.3.2).

-	As regards the petrochemicals segment, during the second quarter of 2020 there was a significant decrease in the demand for certain products sold by the Company, such as styrene and octane bases and, to a lesser extent, polystyrene. As a result of these declines, the styrene and reforming plants halted production for 40 and 60 days, respectively, between May and June, whereas the polystyrene plant stopped production for 30 days in June. Furthermore, the production of rubber had to be suspended in the months of April and May as it was not considered an essential activity and in line with the shutdown of its main domestic customers, which impacted on the recoverability of inventories of several raw materials and products for sale, generating the posting of an allowance for impairment of inventory for US$ 11 million.. Sold volumes experienced a substantial improvement as from the third quarter of 2020 as a result of the recovery of the industrial activity and the international context.

The Argentine economy was undergoing a recession process, which was deepened by the described COVID-19 pandemic, with an accumulated 11.8% year-on-year fall in the GDP as of the third quarter of 2020, a 36.1% cumulative inflation (CPI) for 2020 and a 40.5% depreciation of the peso against the U.S. dollar according to the BNA’s exchange rate. Furthermore, stricter exchange restrictions were imposed (see Note 2.7), which affect the value of the foreign currency in existing alternative markets for certain exchange transactions that are restricted in the official market.

The context of volatility and uncertainty continues as of the date of issuance of these Consolidated Financial Statements.

The Company’s Management permanently monitors the evolution of the variables affecting its business to define its course of action and identify potential impacts on its assets and financial position. The Company’s Consolidated Financial Statements should be read in the light of these circumstances.